Quarterly Financial Data (unaudited)	9 Months Ended
Sep. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)	Quarterly Financial Data (Unaudited)
Summarized unaudited quarterly financial data for quarters ended March 31, 2018 through June 30, 2020 is as follows:

Quarters Ended:			March 31, 2020	June 30, 2020
			(In thousands, except for per share data)
Net sales			$238	$—
Gross Profit			$65	$—
Net loss			$(59,930)	$(62,518)

Basic net loss per share(1)			$0.30	$0.30
Diluted net loss per share(1)			$0.30	$0.30

Quarters Ended:	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
	(In thousands, except for per share data)
Net sales	$1,782	$638	$832	$529
Gross profit	$776	$360	$426	$215
Net loss	$(42,593)	$(44,068)	$(51,475)	$(72,799)

Basic net loss per share(1)	$(0.22)	$(0.23)	$(0.27)	$(0.37)
Diluted net loss per share(1)	$(0.22)	$(0.23)	$(0.27)	$(0.37)

Quarters Ended:	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
	(In thousands, except for per share data)
Net sales	$507	$669	$386	$1,287
Gross profit	$312	$545	$318	$473
Net loss	$(40,562)	$(12,676)	$(39,184)	$(45,717)

Basic net loss per share(1)	$(0.21)	$(0.07)	$(0.20)	$(0.24)
Diluted net loss per share(1)	$(0.21)	$(0.07)	$(0.20)	$(0.24)
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(1)Net loss per share calculations for the quarters ended March 31, 2018 through September 30, 2019 are based on the weighted average basic and diluted shares totaling 193,663,150. Net loss per share calculations for the quarters ended June 30, 2020, March 31, 2020 and December 31, 2019 are based on the weighted average basic and diluted shares of 211,784,541, 202,409,552 and 194,378,154, respectively.